MFS(R) Total Return Fund

          Supplement to the Current Statement of Additional Information

Effective immediately, the sub-headings entitled "Ownership of Fund Shares" and "Other Accounts", under Appendix C entitled "Portfolio Manager(s)" are hereby restated as follows:

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by each of the Fund's portfolio managers as of March 31, 2007. The following dollar ranges apply:

N. None
A. $1 - $10,000
B. $10,001 - $50,000
C. $50,001 - $100,000
D. $100,001 - $500,000
E. $500,001 - $1,000,000
F. Over $1,000,000

-------------------------------------------------------------------------------
Name of Portfolio Manager             Dollar Range of Equity Securities in Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nevin P. Chitkara                                        N
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William P. Douglas                                       C
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kenneth J. Enright                                       D
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven R. Gorham                                         D
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard O. Hawkins                                       E
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jonathan W. Sage                                         B
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael W. Roberge                                       D
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brooks A. Taylor                                         D
--------------------------------------------------------------------------------

Other Accounts. In addition to the Fund, the Fund's portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of March 31, 2007 were as follows:

------------------------ ----------------------------------------- ---------------------------------------- -----------------------
                             Registered Investment Companies          Other Pooled Investment Vehicles              Other Accounts
------------------------ ----------------------------------------- ---------------------------------------- -----------------------
------------------------ ------------------- --------------------- --------------- ------------------------ ------------ ----------
Name                         Number           Total Assets*        Number of        Total Assets         Number of  Total Assets
                          of Accounts*                              Accounts                               Accounts
------------------------ ------------------- ------------------- --------------- ---------------------- ------------ -----------
------------------------ ------------------- ------------------- --------------- ---------------------- ------------ -----------
Nevin P. Chitkara              20             $36.4 billion            2            $1.5 billion            24       $10 billion
------------------------ ------------------- ------------------- --------------- ---------------------- ------------ -----------
------------------------ ------------------- ------------------- --------------- ---------------------- ------------ -----------
William P. Douglas              7             $22.5 billion            0                 N/A                 0           N/A
------------------------ ------------------- ------------------- --------------- ---------------------- ------------ -----------
------------------------ ------------------- ------------------- --------------- ---------------------- ------------ -----------
Kenneth J. Enright             10             $23.4 billion            0                 N/A                 1       $1.5 billion
------------------------ ------------------- ------------------- --------------- ---------------------- ------------ -----------
------------------------ ------------------- ------------------- --------------- ---------------------- ------------ -----------
Steven R. Gorham               20             $36.4 billion            2            $1.5 billion            24       $10 billion
------------------------ ------------------- ------------------- --------------- ---------------------- ------------ -----------
------------------------ ------------------- ------------------- --------------- ---------------------- ------------ -----------
Richard O. Hawkins             11             $25 billion              0                 N/A                 1       $41.2 million
------------------------ ------------------- ------------------- --------------- ---------------------- ------------ -----------
------------------------ ------------------- ------------------- --------------- ---------------------- ------------ -----------

Jonathan W. Sage                5             $12.7 billion            0                 N/A                 3       $5.5 billion
------------------------ ------------------- ------------------- --------------- ---------------------- ------------ -----------
------------------------ ------------------- ------------------- --------------- ---------------------- ------------ -----------
Michael W. Roberge             10               25 billion             1            $88 million              2       $56.3 million
------------------------ ------------------- ------------------- --------------- ---------------------- ------------ -----------
------------------------ ------------------- ------------------- --------------- ---------------------- ------------ -----------
Brooks A. Taylor                7              22.5 billion            0                 N/A                 0           N/A
------------------------ ------------------- ------------------- --------------- ---------------------- ------------ -----------
------------------------ ------------------- ------------------- --------------- ---------------------- ------------ -----------

----------------
*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

                The date of this Supplement is May 1, 2007.